Other income (expense) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Financial Instruments [Abstract]
Interest income	$ 2,600,000	$ 3,800,000	$ 11,800,000	$ 5,300,000
Convertible Debt, Accretion Expense	2,800,000	5,100,000	8,500,000	11,800,000
Interest expense on lease liabilities	(1,200,000)	(800,000)	(3,000,000)	(1,700,000)
Other finance costs	(200,000)	0	(400,000)	(100,000)
Foreign exchange gains (losses)	300,000	700,000	(800,000)	500,000
Interest expense and other costs	(3,900,000)	(5,200,000)	(12,700,000)	(13,100,000)
Gains (losses) on change in fair value of derivatives	10,900,000	19,900,000	17,500,000	31,400,000
Fair value gain on warrants	0	0	0	11,100,000
Gain on financial instruments	10,900,000	19,900,000	17,500,000	42,500,000
Other income (expense)	$ 9,600,000	$ 18,500,000	$ 16,600,000	$ 34,700,000